UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23155

IVY NEXTSHARES

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 to June 30, 2020

IVY FOCUSED ENERGY NEXTSHARES

(This fund was liquidated effective September 20, 2019.)

Proxy Voting Record

There was no proxy voting for Ivy Focused Energy NextShares, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

IVY FOCUSED GROWTH NEXTSHARES

(This fund was liquidated effective September 20, 2019.)

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2019 to 06/30/2020

Location(s): All Locations

Institution Account(s): 2002 Ivy Focused Growth NextShares

VF Corporation

Meeting Date:	07/16/2019	Country:	USA	Primary Security ID:	918204108
Record Date:	05/22/2019	Meeting Type:	Annual	Ticker:	VFC

		Shares Voted:	4,346

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1.1	Elect Director Richard T. Carucci	Mgmt	For	For	For

1.2	Elect Director Juliana L. Chugg	Mgmt	For	For	For

1.3	Elect Director Benno Dorer	Mgmt	For	For	For

1.4	Elect Director Mark S. Hoplamazian	Mgmt	For	For	For

1.5	Elect Director Laura W. Lang	Mgmt	For	For	For

1.6	Elect Director W. Alan McCollough	Mgmt	For	For	For

1..7	Elect Director W. Rodney McMullen	Mgmt	For	For	For

1.8	Elect Director Clarence Otis, Jr.	Mgmt	For	For	For

1.9	Elect Director Steven E. Rendle	Mgmt	For	For	For

1.10	Elect Director Carol L. Roberts	Mgmt	For	For	For

1.11	Elect Director Matthew J. Shattock	Mgmt	For	For	For

1.12	Elect Director Veronica B. Wu	Mgmt	For	For	For

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	For	For

3	Ratify PricewaterhouseCoopers LLP as Auditors	Mgmt	For	For	For

Electronic Arts Inc.

Meeting Date:	08/08/2019	Country:	USA	Primary Security ID:	285512109
Record Date:	06/14/2019	Meeting Type:	Annual	Ticker:	EA

		Shares Voted:	3,965

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1a	Elect Director Leonard S. Coleman	Mgmt	For	For	For

1b	Elect Director Jay C. Hoag	Mgmt	For	For	For

1c	Elect Director Jeffrey T. Huber	Mgmt	For	For	For

1d	Elect Director Lawrence F. Probst, III	Mgmt	For	For	For

1e	Elect Director Talbott Roche	Mgmt	For	For	For

1f	Elect Director Richard A. Simonson	Mgmt	For	For	For

1g	Elect Director Luis A. Ubinas	Mgmt	For	For	For

1h	Elect Director Heidi J. Ueberroth	Mgmt	For	For	For

1i	Elect Director Andrew Wilson	Mgmt	For	For	For

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	For	For

3	Ratify KPMG LLP as Auditors	Mgmt	For	For	For

4	Approve Omnibus Stock Plan	Mgmt	For	For	For

5	Provide Right for Shareholders Holding 25% or More of the Common Stock to Call Special Meetings	Mgmt	For	For	For

6	Provide Right for Shareholders Holding 15% or More of the Common Stock to Call Special Meetings	SH	Against	For	For

IVY FOCUSED VALUE NEXTSHARES

(This fund was liquidated effective September 20, 2019.)

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2019 to 06/30/2020

Location(s): All Locations

Institution Account(s): 2003 Ivy Focused Value NextShares

NetApp, Inc.

Meeting Date:	09/12/2019	Country:	USA	Primary Security ID:	64110D104
Record Date:	07/17/2019	Meeting Type:	Annual	Ticker:	NTAP

		Shares Voted:	5,900

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1a	Elect Director T. Michael Nevens	Mgmt	For	For	For

1b	Elect Director Gerald Held	Mgmt	For	For	For

1c	Elect Director Kathryn M. Hill	Mgmt	For	For	For

1d	Elect Director Deborah L. Kerr	Mgmt	For	For	For

1e	Elect Director George Kurian	Mgmt	For	For	For

1f	Elect Director Scott F. Schenkel	Mgmt	For	For	For

1g	Elect Director George T. Shaheen	Mgmt	For	For	For

2	Amend Omnibus Stock Plan	Mgmt	For	Refer	For

3	Amend Qualified Employee Stock Purchase Plan	Mgmt	For	For	For

4	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	For	For

5	Ratify Deloitte & Touche LLP as Auditors	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY NEXTSHARES
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date: August 31, 2020

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date: August 31, 2020